SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	3 Months Ended
Mar. 31, 2024 shares
Fair Value Disclosures [Abstract]
Term Remaining	1 year 5 months 19 days
Share Price	11.015
Risk-Free Rate	4.78%